Income Taxes (Schedule Of Components Of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Income Tax Expense/Benefit [Line Items]
Current federal income taxes	$ 12.1	$ 19.5
Current state income taxes	9.1	7.6
Total current income taxes	21.2	27.1
Deferred federal income taxes	120.2	119.2
Deferred state income taxes	11.6	23.5
Total deferred income taxes	131.8	142.7
Deferred Investment Credits	0.0	(0.1)
Income Taxes from Continuing Operations	$ 153.0	$ 169.7
Predecessor
Schedule of Income Tax Expense/Benefit [Line Items]
Current federal income taxes			$ (15.5)
Current state income taxes			(11.9)
Total current income taxes			(27.4)
Deferred federal income taxes			157.4
Deferred state income taxes			16.6
Total deferred income taxes			174.0
Deferred Investment Credits			(0.1)
Income Taxes from Continuing Operations			$ 146.5